INCOME TAXES (Schedule of Income Tax Amounts Recorded to Stockholders' Equity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Net unrealized (gain) loss on securities available for sale	$ (299)	$ 146	$ (26)
Net non-credit gain on securities with OTTI	(3)	(3)	(3)
Net (gain) loss recorded to stockholders' equity	$ (302)	$ 143	$ (29)